Operating Leases - Supplemental Cash Flow Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow for operating leases	¥ 119,355		¥ 125,389
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	223,502	$ 35,072	195,018	¥ 97,015
Lease liabilities decrease due to early termination	350,542		15,570
Right of use asset decrease due to early termination	¥ 329,330		¥ 13,448